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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04933.

PFM FUNDS

(Exact name of registrant as specified in charter)

One Keystone Plaza, Suite 300, North Front & Market Streets

Harrisburg, Pennsylvania 17101

(Address of principal executive offices) (Zip code)

PFM Asset Management LLC

One Keystone Plaza, Suite 300, North Front & Market Streets

Harrisburg, Pennsylvania 17101

(Name and address of agent for service)

Registrant's telephone number, including area code:    (800) 338-3383    .

Date of fiscal year end:      June 30                             .

Date of reporting period:    Quarter ended 3/31/16.

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PFM Funds

Prime Series

Schedule of Investments

March 31, 2016
(Unaudited)		Face Amount	Value
ASSET-BACKED COMMERCIAL PAPER (2.88%)
Old Line Funding LLC
0.74%	4/18/16	$ 65,000,000	$ 64,977,286
0.83%	8/9/16	75,000,000	74,775,208
Total Asset-Backed Commercial Paper			139,752,494
CERTIFICATE OF DEPOSITS (67.17%)
Bank of America
0.60%	4/18/16	75,000,000	75,000,000
0.80%	8/1/16	75,000,000	75,000,000
Bank of Montreal (Chicago)
0.84%	9/1/16	75,000,000	75,000,000
Bank of Nova Scotia (Houston)
*0.76%	7/25/16	50,000,000	50,000,000
0.86%	9/1/16	100,000,000	100,000,000
Bank of Tokyo Mitsubishi UFJ Ltd
*0.94%	4/21/16	30,000,000	30,001,117
BMO Harris Bank
*0.68%	4/21/16	75,000,000	75,000,000
BNP Paribas (NY)
0.38%	4/1/16	50,000,000	50,000,000
0.88%	9/1/16	100,000,000	100,000,000
Canadian Imperial Bank (NY)
0.32%	4/4/16	80,000,000	80,000,000
*0.77%	8/3/16	75,000,000	75,000,000
CitiBank
0.58%	4/20/16	50,000,000	50,000,000
0.58%	4/20/16	20,000,000	20,000,000
0.80%	8/8/16	80,000,000	80,000,000
Credit Agricole Corp. & Investment Bank (NY)
0.66%	4/1/16	50,000,000	50,000,000
0.63%	4/8/16	100,000,000	100,000,000
Credit Suisse (NY)
*0.84%	7/29/16	75,000,000	75,000,000
0.95%	8/4/16	50,000,000	50,000,000
0.95%	9/1/16	25,000,000	25,000,000
DNB NOR Bank ASA (NY)
0.69%	8/18/16	75,000,000	75,031,579
*0.75%	8/23/16	75,000,000	75,000,000
HSBC Bank USA (NY)
*0.80%	8/17/16	100,000,000	100,000,000
Mizuho Corporate Bank (NY)
0.66%	4/18/16	25,000,000	25,000,000
0.69%	7/15/16	25,000,000	25,000,726
0.85%	9/7/16	100,000,000	100,000,000
National Australia Bank (NY)
0.80%	8/1/16	100,000,000	100,000,000

The accompanying notes are an integral part of these financial statements.

		Face Amount	Value
Norinchukin Bank (NY)
0.66%	4/5/16	$ 150,000,000	$ 150,000,000
Rabobank Nederland NV (NY)
0.82%	8/16/16	75,000,000	75,000,000
Skandinaviska Enskilda Banken (NY)
0.81%	8/10/16	100,000,000	100,000,000
0.81%	9/2/16	50,000,000	49,999,950
Societe Generale (NY)
0.64%	4/1/16	150,000,000	150,000,000
State Street Bank & Trust
*0.64%	4/15/16	50,000,000	50,000,000
Sumitomo Mitsui Bank (NY)
0.70%	4/18/16	50,000,000	50,000,000
0.85%	8/24/16	100,000,000	100,000,000
Svenska Handelsbanken (NY)
*0.75%	7/27/16	100,000,000	100,000,000
0.84%	9/1/16	50,000,000	50,001,058
Swedbank (NY)
0.36%	4/5/16	150,000,000	150,000,000
Toronto Dominion Bank (NY)
0.69%	4/4/16	25,000,000	24,999,901
0.85%	9/1/16	75,000,000	75,000,000
UBS AG Stamford CT
*0.81%	8/1/16	100,000,000	100,000,000
0.68%	8/2/16	50,000,000	50,028,817
Wells Fargo Bank
*0.80%	8/25/16	100,000,000	100,000,000
Westpac Banking Corp (NY)
*0.56%	4/13/16	50,000,000	50,000,000
*0.80%	4/15/16	25,000,000	25,000,721
*0.79%	9/1/16	75,000,000	75,000,000
Total Certificates of Deposit			3,260,063,869
COMMERCIAL PAPER (8.64%)
Bank of Tokyo Mitsubishi UFJ Ltd
0.64%	4/20/16	20,000,000	19,993,244
0.86%	8/5/16	100,000,000	99,699,000
JP Morgan Securities LLC
*0.69%	4/22/16	50,000,000	50,000,000
*0.83%	8/26/16	100,000,000	100,000,000
MetLife Short Term Funding
0.58%	7/11/16	50,000,000	49,918,639
Toyota Motor Credit Corp.
0.59%	4/18/16	25,000,000	24,993,035
0.60%	4/21/16	75,000,000	74,975,000
Total Commercial Paper			419,578,918
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (14.98%)
U.S. Treasury Notes
0.38%	4/15/16	576,345,990	576,543,103
0.33%	5/2/16	50,000,000	50,092,942
0.33%	5/2/16	25,000,000	25,033,804
0.51%	8/31/16	50,000,000	50,513,854
0.51%	8/31/16	25,000,000	25,050,943
Total U.S. Government and Agency Obligations			727,234,646

The accompanying notes are an integral part of these financial statements.

		Face Amount	Value
REPURCHASE AGREEMENTS (4.71%)
BNP Paribas Securities Corp.
0.30%	4/1/16	$ 78,600,000	$ 78,600,000
(Dated 3/31/16, repurchase price $78,600,655, collateralized by: Federal Farm Credit Banks securities, 3.58% - 5.25%, maturing 4/21/28 - 9/30/30, fair value $5,158,727; Federal Home Loan Banks securities, 2.75%, maturing 6/8/18, fair value $865,889; and U.S. Treasury securities, 1.375% - 4.50%, maturing 4/30/17 - 5/15/23, fair value $74,148,114)
0.34%	4/7/16	150,000,000	150,000,000
(Dated 2/19/16, repurchase price $150,103,417, collateralized by: Fannie Mae securities, 3.50% - 5.0%, maturing 10/1/25 - 5/1/41, fair value $1,414; Ginnie Mae securities, 3.0% - 3.50%, maturing 9/20/38 - 1/20/46, fair value $395,908; and U.S. Treasury securities, 0.0% - 7.50%, maturing 5/15/16 - 5/15/42, fair value $152,663,454)
Total Repurchase Agreements			228,600,000
TOTAL INVESTMENTS (98.38%)			4,775,229,927
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES (1.62%)**			78,623,202
NET ASSETS (100.00%)			$4,853,853,129

*	Floating or variable rate instrument, rate subject to change. Rate shown is that which was in effect at March 31, 2016.

**	Includes fees payable of $451,851 to PFM Asset Management LLC, the Trust’s investment adviser, administrator and transfer agent. There were no fees payable to the Trust’s Independent Trustees at March 31, 2016.

The accompanying notes are an integral part of these financial statements.

PFM Funds

Government Series

Schedule of Investments

March 31, 2016

(Unaudited)		Face Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (86.28%)
Fannie Mae Mortgage-Backed Security Discount Notes
0.59%	4/1/16	$ 4,478,000	$ 4,478,000
0.35%	4/1/16	10,000,000	10,000,000
Federal Farm Credit Banks Notes
0.54%	4/18/16	1,601,000	1,603,691
*0.42%	5/11/16	5,000,000	4,999,578
*0.43%	12/19/16	4,000,000	3,999,294
*0.42%	2/1/17	7,000,000	6,997,039
*0.43%	3/30/17	5,000,000	4,993,969
Federal Home Loan Banks Discount Notes
0.41%	4/29/16	10,000,000	9,996,811
0.41%	5/4/16	5,000,000	4,998,121
0.40%	5/6/16	10,000,000	9,996,072
Federal Home Loan Banks Notes
0.37%	4/7/16	3,890,000	3,889,907
*0.51%	7/8/16	3,000,000	3,000,000
*0.50%	11/3/16	3,000,000	3,000,000
Federal Home Loan Banks Notes (Callable)
0.83%	12/30/16	2,000,000	1,999,584
Freddie Mac Notes
*0.43%	7/21/16	7,000,000	6,999,784
*0.44%	4/20/17	2,600,000	2,599,582
*0.56%	7/21/17	2,000,000	1,999,732
Freddie Mac Notes (Callable)
0.75%	3/9/17	5,000,000	5,000,000
U.S. Treasury Notes
0.38%	4/15/16	20,392,130	20,399,104
0.33%	5/2/16	10,000,000	10,018,622
0.64%	8/31/16	3,000,000	3,029,148
0.59%	8/31/16	1,500,000	1,502,559
0.67%	9/30/16	11,000,000	11,126,962
0.70%	9/30/16	5,000,000	5,007,532
Total U.S. Government and Agency Obligations			141,635,091
REPURCHASE AGREEMENTS (13.52%)
BNP Paribas Securities Corp.
0.34%	4/7/16	10,000,000	10,000,000
(Dated 2/19/16, repurchase price $10,006,894, collateralized by: Fannie Mae securities, 4.0% - 6.50%, maturing 3/1/19 - 4/1/45, fair value $1,242,265; Freddie Mac securities, 6.0%, maturing 3/1/38, fair value $56; Ginnie Mae securities, 2.0% - 6.0%, maturing 1/15/38 - 5/20/43, fair value $3,303,729; and U.S. Treasury securities, 0.0% - 4.50%, maturing 1/5/17 - 2/15/45, fair value $5,658,731)
Goldman Sachs & Co.
0.30%	4/1/16	12,200,000	12,200,000
(Dated 3/31/16, repurchase price $12,200,102, collateralized by Fannie Mae securities, 5.50%, maturing 3/1/46, fair value $12,444,105)
Total Repurchase Agreements			22,200,000

The accompanying notes are an integral part of these financial statements.

Face Amount	Value
TOTAL INVESTMENTS (99.80%)	$163,835,091
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES (0.20%)**	326,244
NET ASSETS (100.00%)	$164,161,335

*	Floating or variable rate instrument, rate subject to change. Rate shown is that which was in effect at March 31, 2016.

**	Includes fees payable of $22,814 to PFM Asset Management LLC, the Trust’s investment adviser, administrator and transfer agent. There were no fees payable to the Trust’s Independent Trustees at March 31, 2016.

The accompanying notes are an integral part of these financial statements.

Notes (Unaudited)

A.	ORGANIZATION

PFM Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end, management investment company. The Trust was originally organized as a Virginia corporation called Commonwealth Cash Reserve Fund, Inc. on December 8, 1986. On September 29, 2008, the Fund converted to a Virginia business trust and was renamed PFM Funds. The Trust is comprised of two separate investment portfolios: Prime Series (previously known as SNAP Fund) and Government Series (previously known as CCRF Federal Portfolio).

Prime Series and Government Series (each a “Fund” and collectively, the “Funds”) are money market mutual funds designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. Prime Series invests in short-term, high-quality debt instruments issued or guaranteed by the U.S. government or its agencies or instrumentalities (“U.S. Government Obligations”), by U.S. municipalities and by financial institutions and other U.S. companies, in repurchase agreements secured by U.S. Government Obligations and in shares of money market mutual funds that invest exclusively in instruments in which Prime Series can invest. Government Series invests only in U.S. Government Obligations, repurchase agreements secured by U.S. Government Obligations and shares of money market mutual funds that investment exclusively in U.S. Government Obligations and such repurchase agreements.

B.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies of the Funds are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The significant accounting policies are as follows:

1.	Securities are stated at fair value, which is determined by using the amortized cost method. This method involves valuing a portfolio security initially at its original cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Significant inputs to the amortized cost method include purchase cost of security, premium or discount at the purchase date and time to maturity. It is the Trust’s policy to compare the amortized cost and market value of securities periodically throughout the month and as of the last business day of each month. Market value is determined by reference to quoted market prices.

2.	Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Interest income is recorded using the accrual method. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities. The rates shown in the Schedules of Investments are the yield-to-maturity at original cost unless otherwise noted. The dates shown in the Schedules of Investments are the actual maturity dates.

3.	Dividends from net investment income and net realized gains on investments are declared daily and reinvested in each participant’s account by the purchase of additional shares of the respective Fund on the last day of each month. Income, common expenses and realized gains and losses of Prime Series are allocated to the classes of Prime Series based on the relative net assets of each class when earned or incurred. Expenses specific to a class of shares of Prime Series, such as transfer agent and cash management fees, are allocated to the class of share to which they relate. Common expenses of the Trust, such as legal, board and insurance fees, are allocated to the series of the Trust based on the relation of net assets of each series when incurred.

4.	Each Fund invests cash in repurchase agreements secured by U.S. Government and Agency obligations. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. Provisions of each agreement require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The total market value of repurchase agreements held by Prime Series at March 31, 2016 is $228,600,000 and they are collateralized by $233,233,506 of non-cash collateral. The total market value of repurchase agreements held by Government Series at March 31, 2016 is $22,200,000 and they are collateralized by $22,648,886 of non-cash collateral.

5.	Each Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements. At March 31, 2016, the cost of securities for federal income tax purposes is the same as the amounts reported for financial reporting purposes. All distributions paid by the Funds are considered ordinary income for federal income tax purposes.

6.	The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds did not record any tax benefit or expense in the current period. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

C.	FAIR VALUES MEASUREMENTS

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure their fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 – Quoted prices in active markets for identical assets.

Level 2 – Inputs other than quoted prices that are observable for the asset, including quoted prices for similar investments based on interest rates, credit risk and like factors.

Level 3 – Unobservable inputs for the assets, including the Funds’ own assumption for determining fair value.

Portfolio investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities held by Prime Series and Government Series are categorized as Level 2. There have been no transfers between levels during the current period.

On July 23, 2014, the Securities and Exchange Commission (“SEC”) adopted changes to Rule 2a-7 under the 1940 Act and other rules that govern money market funds. These changes will, among other things: require certain money market funds to maintain floating net asset values (“NAVs”) for sales and redemptions of their shares based on the current market value of the securities in their portfolios; provide new tools to money market fund boards of directors to directly address a run on a fund, including liquidity fees or temporary redemption gates; enhance diversification, disclosure and stress testing requirements; and impose new money market fund reporting requirements. Certain of these changes are now effective and other changes become effective on October 14, 2016. The Trust’s management, counsel and Board are evaluating these changes and their potential impact on the Trust.

D.	SUBSEQUENT EVENTS

The Funds have evaluated subsequent events prior to the release of the unaudited Schedules of Investment included in this filing. No events have taken place that meet the definition of a subsequent event that requires disclosure in the Schedules of Investment.

Item 2. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON HIS EVALUATION OF THESE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) DURING THE LAST FISCAL QUARTER, THERE WAS NO CHANGE IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 3. Exhibits.

(a) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT PURSUANT TO RULE 30a-2(a) OF THE 1940 ACT IS ATTACHED HERETO AS EXHIBIT 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PFM Funds

By (Signature and Title)*	/s/ Martin P. Margolis
Martin P. Margolis, President

Date	5/26/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Martin P. Margolis
Martin P. Margolis, President

Date	5/26/16

By (Signature and Title)*	/s/ Debra J. Goodnight
Debra J. Goodnight, Treasurer

Date	5/26/16

* Print the name and title of each signing officer under his or her signature.